9. LEGAL SETTLEMENT LIABILITIES (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Legal Settlement Liabilities Details Narrative
Legal settlement liabilities.	$ 349,000	$ 0